Revenue (Schedule Of Contract Assets And Liabilities) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Contract Assets [Abstract]
Current portion of contract assets	$ 132	$ 106
Long-term	40	52
Balance	172	158	$ 135
Contract Liabilities [Abstract]
Current portion of contract liabilities	211	223
Long-term	14	15
Balance	$ 225	$ 238	$ 244